SCHEDULE OF RESTRICTED STOCK UNIT ACTIVITY (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Beginning	34,000
Weighted Average Exercise Price, Outstanding, Beginning	$ 4.53
RSU, exercisable, Beginning	8,500
Weighted Average Exercise Price, Exercisable, Beginning	$ 4.53
RSU, Granted		34,000
Weighted Average Exercise Price, Granted		$ 4.53
RSU, Exercised
Weighted Average Exercise Price, Exercised
RSU, Forfeited/Cancelled
Weighted Average Exercise Price, Forfeited/cancelled
Outstanding, Ending	34,000	34,000
Weighted Average Exercise Price, Outstanding, Ending	$ 4.53	$ 4.53
RSU, Exercisable, Ending	25,500	8,500
Weighted Average Exercise Price, Exercisable, Ending	$ 4.53	$ 4.53